Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Deferred revenue	$ 547,662	$ 510,715
Accounts payable and accrued expenses	475,166	850,215
Accrued interest	336,910	352,374
Operating lease liabilities (Note 18)	135,215	173,595
Derivative liabilities (Note 13)	0	71,197
Accounts payable, accrued expenses and other liabilities	$ 1,494,953	$ 1,958,096